Hedging - Deferred Net Gains (Losses) in AOCI Expected to Be Reclassed into Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
2015	$ 7,299
Currency Hedge Portfolio | Cash flow hedging
Derivative [Line Items]
2015	23,211
Bunker Fuel Forward Contracts | Cash flow hedging
Derivative [Line Items]
2015	$ (15,912)